NATURE OF OPERATIONS (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 09, 2015	Mar. 29, 2016	Jan. 29, 2016	Sep. 28, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Apr. 15, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10
Business Combination, Consideration Transferred, Total			$ 3,000,000		$ 3,000,000	$ 0	$ 3,000,000
Debt Instrument, Face Amount			500,000				$ 2,000,000
Stock Closing Bid Price Minimum				$ 1.00
Integrated Microwave Technologies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Consideration Transferred, Total			3,000,000
Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 1,500,000
Debt Instrument, Maturity Date			Mar. 31, 2016
Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 1,500,000
Debt Instrument, Maturity Date			Jul. 29, 2017
First Notice [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bid Price Per Share				$ 1.00
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount								$ 550,000
Stock Closing Bid Price Minimum		$ 1.00
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 1,500,000
Debt Instrument, Maturity Date			Mar. 31, 2016
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 1,500,000
Debt Instrument, Maturity Date			Jul. 29, 2017